Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 485,120	$ 525,215
Restricted cash	22,037	16,176
Receivables, net of allowances of $29,669 in 2017 and $28,542 in 2018	271,393	221,223
Contract assets	45,034	0
Prepaid expenses and other current assets	24,075	56,862
Total current assets	847,659	819,476
Satellites and other property and equipment, net	5,511,702	5,923,619
Goodwill	2,620,627	2,620,627
Non-amortizable intangible assets	2,452,900	2,452,900
Amortizable intangible assets, net	311,103	349,584
Contract assets, net of current portion	96,108	0
Other assets	401,414	443,830
Total assets	12,241,513	12,610,036
Current liabilities:
Accounts payable and accrued liabilities	108,101	116,396
Taxes payable	5,679	12,007
Employee related liabilities	29,696	29,328
Accrued interest payable	284,649	263,207
Current portion of long-term debt	0	96,572
Contract liabilities	137,746	0
Deferred satellite performance incentives	35,261	25,780
Deferred revenue	0	149,749
Other current liabilities	59,080	47,287
Total current liabilities	660,212	740,326
Long-term debt, net of current portion	14,028,352	14,112,086
Contract liabilities, net of current portion	1,131,319	0
Deferred satellite performance incentives, net of current portion	210,346	215,352
Deferred revenue, net of current portion	0	794,707
Deferred income taxes	82,488	48,434
Accrued retirement benefits	133,735	191,079
Other long-term liabilities	77,670	296,616
Shareholders’ deficit
Common shares; nominal value $0.01 per share	1,380	1,196
Paid-in capital	2,551,471	2,173,367
Accumulated deficit	(6,606,426)	(5,894,659)
Accumulated other comprehensive loss	(43,430)	(87,774)
Total Intelsat S.A. shareholders’ deficit	(4,097,005)	(3,807,870)
Noncontrolling interest	14,396	19,306
Total liabilities and shareholders’ deficit	$ 12,241,513	$ 12,610,036